KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 37.4%
	COMMUNICATION SERVICES — 4.3%
36,964	Fuji Media Holdings, Inc.	$381,112
5,906	IAC, Inc.*	282,484
5,330	Roku, Inc.*	555,386
		1,218,982
	CONSUMER DISCRETIONARY — 1.8%
14,056	Asics Corp.	503,746
	CONSUMER STAPLES — 1.3%
10,296	Ajinomoto Co., Inc.	384,382
	INDUSTRIALS — 19.4%
10,264	ABB Ltd.	408,184
2,560	Ametek, Inc.	397,389
2,434	CSW Industrials, Inc.	431,621
1,962	Eaton Corp. PLC[1]	446,728
6,362	Hitachi Ltd.	442,358
6,098	Ingersoll Rand, Inc.	435,580
1,008	Parker-Hannifin Corp.	436,645
2,736	Simpson Manufacturing Co., Inc.	456,830
1,372	Snap-on, Inc.	376,874
5,930	Stantec, Inc.	441,888
530	W.W. Grainger, Inc.	416,681
1,090	Watsco, Inc.	416,631
3,588	Westinghouse Air Brake Technologies Corp.	418,217
		5,525,626
	INFORMATION TECHNOLOGY — 4.8%
4,746	Amphenol Corp. - Class A	431,839
876	ASM International N.V.	449,923
876	Synopsys, Inc.*	475,869
		1,357,631
	MATERIALS — 5.8%
45,028	Daicel Corp.	432,807
42,018	Kuraray Co., Ltd.	427,599
882	Martin Marietta Materials, Inc.	409,768
1,808	Vulcan Materials Co.	386,117
		1,656,291
	TOTAL COMMON STOCKS
	(Cost $10,165,350)	10,646,658
	EXCHANGE-TRADED FUNDS — 54.2%
41,794	BondBloxx Bloomberg Six Month Target Duration U.S. Treasury - ETF	2,105,164

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
87,796	iShares Treasury Floating Rate Bond - ETF	$4,455,647
88,810	U.S. Treasury 3 Month Bill - ETF	4,446,716
88,040	WisdomTree Floating Rate Treasury Fund - ETF	4,430,173
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $15,407,669)	15,437,700
	SHORT-TERM INVESTMENTS — 8.4%
2,406,005	Fidelity Institutional Government Portfolio - Class I, 5.18%[2]	2,406,005
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,406,005)	2,406,005
	TOTAL INVESTMENTS — 100.0%
	(Cost $27,979,024)	28,490,363
	Other Assets Less Liabilities — 0.0%	376
	TOTAL NET ASSETS — 100.0%	$28,490,739

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.